Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel			12 Months Ended			48 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jul. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			27
Oil price (West Texas Intermediate) average price [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						36
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			70	61	43
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						57	53	48
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel			90
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel						62
Canadian unemployment rate [member] | Quarterly Average [Member] | Events after reporting period [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		7.10%
US unemployment rate [member] | Quarterly Average [Member] | Events after reporting period [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		5.20%
U.S. GDP growth rate [member] | Above Fourth Quarter 2019 Level [member] | Events after reporting period [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	3.90%	3.10%
Canada GDP growth rate [member] | Above Fourth Quarter 2019 Level [member] | Events after reporting period [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	2.20%	0.80%
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			(29.60%)
Canadian housing price index [member] | Alternative Downside Scenario [Member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage						4.20%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			1.20%	3.00%	0.60%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage						4.00%	3.70%	4.50%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage			10.90%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage						11.10%